Commitments (Details) $ / shares in Units, t in Millions, lb in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022 $ / oz oz t	Jan. 01, 2023 USD ($)	Dec. 31, 2022 oz	Dec. 31, 2022 $ / oz	Dec. 31, 2022 lb	Dec. 31, 2022 USD ($)	Dec. 31, 2022 $ / shares	Dec. 30, 2022 USD ($)	Dec. 30, 2022 CAD ($)	Jun. 01, 2021 USD ($)
Antamina
Commitments
Attributable payable production of silver to be purchased (as a percent)	22.50%
Payment for each ounce of silver (as a percent)	5.00%
Term of agreement	40 years
Fixed silver payability (as a percent)	90.00%
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.00%
Maximum ounces of silver on which on-going price of spot price is payable			86,000,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	5.00%
Antapaccay
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	30.00%
Number of ounces of gold to be delivered			750,000
Maximum ounces of silver on which on-going price of spot price is payable			12,800,000
Purchase price per ounce of silver as a percent of average or spot price upon initial delivery	20.00%
Ounces of gold receivable for each 1,000 tonnes of copper			300
Copper for 300 ounces of gold			1,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold			630,000
Percentage of gold receivable after initial threshold is achieved	30.00%
Ounces of silver receivable for each 1,l000 tonnes of copper			4,700
Copper for 4,700 ounces of silver			1,000
Maximum ounces of silver receivable			10,000,000.0
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold on which on-going price of spot price is payable			750,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	30.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	30.00%
Candelaria
Commitments
Attributable payable production of gold to be purchased (as a percent)	68.00%
Attributable payable production of silver to be purchased (as a percent)	68.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Payment for each ounce of silver (in dollars per ounce) | $ / oz				4.00
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	40.00%
Number of ounces of gold to be delivered			720,000
Maximum ounces of silver on which on-going price of spot price is payable			12,000,000.0
Maximum ounces of gold on which on-going price of spot price is payable			720,000
Cobre Panama Fixed Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				418
Payment for each ounce of silver (in dollars per ounce) | $ / oz				6.27
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	62.10%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	63.40%
Maximum ounces of silver on which on-going price of spot price is payable			21,510,000
Maximum ounces of silver on which on-going price of spot price is payable			9,842,000
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold			808,000
Purchase price per ounce of gold per ounce upon delivery initial post inflation adjustment | $						418.27
The mill through put number of consecutive days of commensurate	30 days
The annual capacity of tonnes per annum reached by period end. | t	58
Annual rate of return on upfront payments until the mill throughput is achieved	5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Quantity of delivered gold ounces before purchase decreases to next threshold from initial threshold	1,341,000
Purchase price per ounce of silver per ounce upon delivery initial post inflation adjustment | $ / shares							$ 6.27
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced			120		1
Copper for stated ounces of gold | lb					1
Copper pounds per gold ounces to purchase threshold 2			81
Maximum ounces of gold receivable for second threshold			1,716,188
Ounces of silver receivable per every 1 million pounds of copper produced | lb					1
Copper for stated ounces of silver | lb					1
Number of payable Silver ounces to be purchased per quantity of pounds of copper			1,776
Ounces of silver receivable per every 1 million pounds of copper produced			1,376
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces			29,731,000
Cobre Panama Floating Payment Stream
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of silver have been delivered under the stream agreement	15.53%
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	15.85%
Number of ounces of gold to be delivered			604,000
Maximum ounces of silver on which on-going price of spot price is payable			9,618,000
Maximum ounces of silver on which on-going price of spot price is payable			2,460,500
Quantity of delivered gold ounces before payable production to be purchased decreases to next threshold from initial threshold			202,000
The mill through put number of consecutive days of commensurate	30 days
The annual capacity of tonnes per annum reached by period end. | t	58
Annual rate of return on upfront payments until the mill throughput is achieved	5.00%
The reduction of applicable fixed gold price per ounce (in dollar per ounce) | $ / oz	100
Maximum ounces of gold on which on-going price of spot price is payable			604,000
Percentage of spot price of gold on which on-going price is paid after maximum ounces have been delivered	50.00%
Percentage of spot price of silver on which on-going price is paid after maximum ounces have been delivered	50.00%
Ounces of gold receivable per every 1 million pounds of copper produced			30
Copper for stated ounces of gold | lb					1
Copper pounds per gold ounces to purchase threshold 2			20.25
Ounces of gold receivable per every 1 million pounds of copper produced | lb					1
Maximum ounces of gold receivable for second threshold			429,047
Ounces of silver receivable per every 1 million pounds of copper produced			344
Copper for stated ounces of silver | lb					1
Number of payable Silver ounces to be purchased per quantity of pounds of copper			444
Ounces of silver receivable per every 1 million pounds of copper produced | lb					1
Ounces Of Silver Delivered Under Threshold 2 Before Committed Quantities Reduces			7,432,750
Condestable
Commitments
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Payment for each ounce of silver (as a percent)	20.00%
Payment for each ounce of silver (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	25.00%
Maximum ounces of silver receivable			291,000
Maximum ounces of gold receivable for first threshold			8,760
Deliveries of ounces of refined gold threshold	87,600
Refined gold delivery as percentage of production from stream area	63.00%
Deliveries of refined silver threshold ounces	2,910,000
Refined silver delivery as percentage of production from stream area	63.00%
Percentage of silver delivered after second phase	25.00%
Karma
Commitments
Attributable payable production of gold to be purchased (as a percent)	4.875%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Percentage of gold receivable after initial threshold is achieved	4.875%
Percentage of spot price of gold on which on-going price is paid	20.00%
Guadalupe-Palmarejo
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				800
Term of agreement	40 years
Sabodala
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Maximum ounces of gold threshold			105,750
Percentage of gold receivable after initial threshold is achieved	6.00%
Percentage of spot price of gold on which on-going price is paid	20.00%
Maximum ounces of gold receivable (per month)			783.33
MWS
Commitments
Attributable payable production of gold to be purchased (as a percent)	25.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Term of agreement	40 years
Ounces of gold capped under agreement			312,500
Cooke 4
Commitments
Attributable payable production of gold to be purchased (as a percent)	7.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Term of agreement	40 years
Sudbury
Commitments
Attributable payable production of gold to be purchased (as a percent)	50.00%
Attributable payable production of platinum group metals to be purchased (as a percent)	50.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				400
Payment for each ounce of PGM (in dollars per ounce) | $ / oz				400
Term of agreement	40 years
Percentage of purchase commitment	50.00%
Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				800
Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Payment for each ounce of gold (as a percent)	60.00%
Sudbury | Gold spot price is greater than $2,000
Commitments
Payment for each ounce of gold (in dollars per ounce) | $ / oz				1,200
Tocantinzinho
Commitments
Attributable payable production of gold to be purchased (as a percent)	12.50%
Payment for each ounce of gold (as a percent)	20.00%
Payment for each ounce of gold (in dollars per ounce) | $ / oz				20
Term of agreement	40 years
Percentage of reduction in spot price after maximum ounces of gold have been delivered under the stream agreement	7.50%
Number of ounces of gold to be delivered			300,000
Maximum ounces of gold on which on-going price of spot price is payable			300,000
Rosemont/Copper World royalty interest
Commitments
Capital commitments amount | $						$ 12,500,000
Rio Baker Salares Norte
Commitments
Capital commitments amount | $						$ 8,000,000.0
Eskay Creek Royalty Interest
Commitments
Capital commitments amount								$ 1,100,000	$ 1.5
Rebecca Royalty Interest
Commitments
Capital commitments amount | $		$ 1,300,000
Bottom | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $										800
Bottom | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $										1,333
Bottom | Sudbury | Gold spot price is greater than $2,000
Commitments
Gold spot price per oz minimum threshold (in dollar per ounce) | $										2,000
Top | Sudbury | Gold spot price is greater than $800 per ounce but less than $1,333 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $										1,333
Top | Sudbury | Gold spot price is greater than $1,333 per ounce but less than $2,000 per ounce
Commitments
Gold spot price per oz maximum threshold (in dollar per ounce) | $										2,000